Note 11 - Other Operating Expenses (Detail) - Other Operating Expenses (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Data processing	$ 374,366	$ 360,003	$ 510,621
Professional fees	636,286	856,712	953,801
Franchise tax	375,259	397,210	452,185
Advertising	614,312	615,033	546,025
ATM processing and other fees	341,640	249,996	227,685
Amortization of core deposit intangible asset	40,857	40,857	94,218
Postage	188,653	175,993	192,699
Stationery and supplies	210,332	191,832	172,594
FDIC assessment	751,799	995,252	806,533
Loan closing fees	275,212	193,151	191,951
Internet banking	224,961	233,961	175,683
Other real estate owned	705,910	505,833	427,712
Miscellaneous Losses & Recoveries	314,473	13,809	118,846
Other	1,430,753	1,278,756	1,421,507
Total other operating expenses	$ 6,484,813	$ 6,108,398	$ 6,292,060